Interim condensed consolidated statement of cash flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Cash generated from/(used in) operations	€ (32,914)	€ (89,640)
Interest paid	(13,465)	(5,697)
Income taxes paid	(813)	(343)
Other cash flows from operating activities	228	0
Net cash flows from/(used in) operating activities	(46,964)	(95,680)
Cash flows from investing activities
Acquisition of Mega-E, net of cash acquired	0	(3,949)
Acquisition of MOMA, net of cash acquired	0	(58,643)
Purchase of property, plant and equipment	(48,007)	(24,971)
Proceeds from sale of property, plant and equipment	0	12
Purchase of intangible assets	0	(1,241)
Proceeds from investment grants	2,381	371
Other cash flows used in investing activities	(113)	0
Net cash flows from/(used in) investing activities	(45,739)	(88,421)
Cash flows from financing activities
Proceeds from borrowings	43,400	50,000
Repayment of borrowings	0	(11,936)
Payment of principal portion of lease liabilities	(3,322)	(4,067)
Payment of transaction costs on new equity instruments	0	(925)
Payment of transaction costs on borrowings	(1,576)	0
Net cash flows from/(used in) financing activities	38,502	175,841
Net increase/(decrease) in cash and cash equivalents	(54,201)	(8,260)
Cash and cash equivalents at the beginning of the nine months	83,022	24,652
Effect of exchange rate changes on cash and cash equivalents	8	6
Cash and cash equivalents at the end of the nine months	28,829	16,398
Spartan Shareholders
Cash flows from financing activities
Proceeds from issuing equity instruments	0	132,690
PIPE financing
Cash flows from financing activities
Proceeds from issuing equity instruments	€ 0	€ 10,079